DWS Enhanced Commodity Strategy Fund N-1A Cover	Jun. 15, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Securities Trust Deutsche DWS Securities Trust
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 15, 2026
Prospectus Date	Jun. 17, 2026